Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Borrowings [Line Items]
Short-term loans	$ 355,175	$ 702,184
Interest expense on short-term loans	$ 14,247	15,431
Bank Loans [Member]
Borrowings [Line Items]
Bear interest rate	6.00%
Long-term loans		96,264
Interest expenses	$ 0	5,808
Long-term debt, maturity date	Mar. 31, 2028
Car Loan [Member]
Borrowings [Line Items]
Bear interest rate	18.00%
Long-term loans
Interest expenses		449
Long-term debt, description	February 1, 2023 to January 30, 2028
Other loans [Member]
Borrowings [Line Items]
Bear interest rate	6.00%
Long-term loans	$ 644,390
Interest expenses	$ 39,060
Long-term debt, maturity date	Mar. 31, 2028
Jun Zheng [Member]
Borrowings [Line Items]
Short-term loans		13,780
Interest rate	6.00%
Third Party [Member]
Borrowings [Line Items]
Short-term loans	$ 355,175	$ 688,404
Interest rate	6.00%